Turnover	12 Months Ended
Jun. 30, 2020
Turnover
Turnover

3Turnover

for the year ended 30 June	2020 Rm	2019 Rm	2018* Rm
Revenue by major product line
Base Chemicals	51 868	48 113	43 262
Polymers	30 275	25 864	22 332
Solvents	13 226	13 178	12 948
Fertilisers and explosives	3 820	4 718	4 145
Other base chemicals(1)	4 547	4 353	3 837
Performance Chemicals	68 316	67 228	63 916
Organics	52 189	51 405	49 005
Waxes	8 927	8 474	8 456
Advanced materials	7 200	7 349	6 455
Upstream, Energy and Other
Coal	1 343	3 222	3 446
Liquid fuels and crude oil(2)	59 775	75 819	62 555
Gas (methane rich and natural gas) and condensate(2)	5 953	5 986	5 411
Other (Technology, refinery services)(3)	2 313	2 308	1 933
Revenue from contracts with customers(4)	189 568	202 676	180 523
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	799	900	938
	190 367	203 576	181 461

*Sale of goods (2018 — R178 463 million), services rendered (2018 — R1 612 million) and other trading income (2018 — R1 386 million).

(1)Phenolics, Ammonia and Speciality Gases.

(2)Relate to the Exploration and Production International and Energy segments.

(3)Other includes revenue in relation to different insignificant performance obligations mainly for the Energy segment.

(4)Total turnover from our North American operations increased with 15,6% year-on-year, while the total turnover from the rest of the world decreased with 10%.

Accounting policies:

IFRS 15 applicable from 2019 onwards:

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the group mainly satisfies its performance obligations at a point in time.

Revenue recognised reflects the consideration that the group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of oil, natural gas and chemical products, services rendered, license fees and royalties. The group allocates revenue based on stand-alone selling price.

The group enters into exchange agreements with the same counterparties for the purchase and sale of inventory that are entered into in contemplation of one another. When the items exchanged are similar in nature, these transactions are combined and accounted for as a single exchange transaction. The exchange is recognised at the carrying amount of the inventory transferred.

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and the group does not adjust for time value of money.

For further information on revenue recognition, refer to Segment information on pages 7 to 8.

IAS 18 applicable to 2018:

Revenue is recognised at the fair value of the consideration received or receivable net of indirect taxes, rebates and trade discounts and consists primarily of the sale of products, services rendered, licence fees and royalties.

Revenue is recognised when the following criteria are met:

•evidence of an arrangement exists;

•delivery has occurred or services have been rendered and the significant risks and rewards of ownership have been transferred to the purchaser;

•transaction costs can be reliably measured;

•the selling price is fixed or determinable; and

•collectability is reasonably assured.

The timing of revenue recognition is as follows. Revenue from:

•the sale of products is recognised when the group has substantially transferred all the risks and rewards of ownership and no longer retains continuing managerial involvement associated with ownership or effective control;

•services rendered is based on the stage of completion of the transaction, based on the proportion that costs incurred to date bear to the total cost of the project; and

•licence fees and royalties are recognised on an accrual basis.

The group enters into exchange agreements with the same counterparties for the purchase and sale of inventory that are entered into in contemplation of one another. When the items exchanged are similar in nature, these transactions are combined and accounted for as a single exchange transaction. The exchange is recognised at the carrying amount of the inventory transferred.